INVESTMENT IN OTHER COMPANIES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
INVESTMENT IN OTHER COMPANIES [Abstract]
Cost net of cumulative impairment losses		$ 68
Impairment loss, due to other-than-temporary decline in fair value	$ 68